Intangible assets, net - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets resulting from the business combinations	¥ 21.6	¥ 25.5
Amortization expenses of the intangible assets	¥ 4.0	¥ 4.0	¥ 4.0